Financial risk management and financial instruments - Summary of Exchangeable Note Assumptions (Details) - Exchangeable Notes Due 2026 - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Risk free rate (%)	4.18%	4.20%
Discount rate (%)	6.50%	7.00%
Volatility (%)	45.00%	45.00%
Share price (US$) (in dollars per share)	$ 187.91	$ 78.95